Retirement Plans (Narrative) (Details) $ in Millions		3 Months Ended				6 Months Ended	12 Months Ended
		Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Years of eligibility to participate in pension plan							1
Age to participate in the pension plan							21
change in basis point for assumptions for next year							25.00%
Defined contribution plan, cost recognized							$ 106	$ 100	$ 112
Pension Contributions					$ 750		$ 750	750	353
Number of nonqualified pension plans							3
Number of SERP plans							2
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid							$ (21)	(62)	(38)
Nonqualified plans funded expected to be paid		$ 38					38
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		3	$ 3	$ 439			445	15	$ 0
Benefits paid							(767)	(764)
Nonqualified plans funded expected to be paid		800					800
Defined Benefit Plan, Settlements, Plan Assets		$ 9	$ 8				$ 1,222	$ 43
Discount rate	[1]	3.60%	3.80%			4.40%	4.05%	4.10%	4.65%
Expected long-term rate of return on plan assets	[2]						7.75%	7.75%	7.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long Term Return on Assets for Next Year							7.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate for Next Year							4.10%
Defined benefit expense	[3]						$ 809	$ 461	$ 387
Total recognized in other comprehensive income							(183)
Accumulated benefit obligation for defined benefit plans		$ 13,500					13,500	14,300
Defined Benefit Plan, Future Amortization of Gain (Loss)							341
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)							28
Projected benefit obligation		13,683					13,683	14,438
Defined benefit plan, net periodic benefit cost estimate for next fiscal year		310					$ 310
Rate of compensation increase							3.75%
Company contributions							$ 771	813
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements							0	0	$ 0
Benefits paid							(9)	(7)
Defined Benefit Plan, Settlements, Plan Assets							$ 2	$ 12
Discount rate	[1]						4.72%	4.72%	5.07%
Expected long-term rate of return on plan assets	[2]						6.55%	6.64%	7.53%
Defined benefit expense	[3]						$ 4	$ 6	$ 0
Total recognized in other comprehensive income							19
Accumulated benefit obligation for defined benefit plans		205					205	189
Projected benefit obligation		$ 190					190	182
Company contributions							8	9
Temple Inland Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets									7.00%
Cash and Cash Equivalents [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions							$ 750	$ 750	$ 353

[1]	Represents the weighted average rate for the U.S. qualified plans in 2016 and 2014 due to the remeasurement in the second, third and fourth quarters of 2016 and the first quarter of 2014.
[2]	Represents the expected rate of return for International Paper's qualified pension plan for 2014. The weighted average rate for the Temple-Inland Retirement Plan was 7.00% for 2014
[3]	Excludes $1 million in curtailments in 2014 related to the pension freeze remeasurement that were recorded in restructuring and other charges.